Exhibit 2

Extended Stay America Trust 2021-ESH

Commercial Mortgage Pass-Through Certificates, Series 2021-ESH

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

German American Capital Corporation

16 June 2021

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

383 Madison Avenue

New York, New York 10179

Citi Real Estate Funding Inc.

388 Greenwich Street

New York, New York 10013

Citigroup Global Markets Inc. 390 Greenwich Street, 5th Floor New York, New York 10013 German American Capital Corporation 60 Wall Street, 10th Floor New York, New York 10005

Re:	Extended Stay America Trust 2021-ESH (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2021-ESH (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, JPMorgan Chase Bank, National Association (“JP Morgan”), on behalf of J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”), provided us with:

a.	Certain electronic data files (the “Borrower Operating Statement Data Files”) prepared by the Mortgage Loan borrower(s) containing consolidated revenue and expense information relating to the historical four year period (the “Historical 4 Year Period”) and April 2021 trailing twelve month period (the “TTM Period,” together with the Historical 4 Year Period, the “Historical Periods”) for the Collateral Properties (as defined herein) that secure the Mortgage Loan,
b.	Copies of the most recent real estate tax bills (the “Tax Bills”) for the Collateral Properties listed on Exhibit 1 to Attachment A (each, a “Sampled Collateral Property,” and collectively, the “Sampled Collateral Properties”) that secure the Mortgage Loan,
c.	A copy of the most recent insurance review file (the “Insurance Review File”) for the Collateral Properties that secure the Mortgage Loan,

d.	Copies of the ground rent abstracts or leases (the “Ground Rent Documents”) for the applicable Collateral Properties that secure the Mortgage Loan,
e.	An asset summary report (the “ASR”),
f.	An electronic underwriting file (the “Underwriting File”) prepared by JP Morgan containing:
i.	The revenue and expense information for the Historical Periods and
ii.	The underwritten revenue and expense information for the underwritten period (the “Underwritten Period”)

for the Collateral Properties that secure the Mortgage Loan,

g.	Instructions, assumptions and methodologies (the “Underwriting Instructions and Adjustments”) used to prepare the information on the ASR and/or Underwriting File, which were included as footnotes to the Underwriting File and/or were separately provided in e-mail or other written correspondence from JP Morgan and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the Borrower Operating Statement Data Files, Tax Bills, Insurance Review File and Ground Rent Documents are hereinafter collectively referred to as the “Source Documents.”

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Source Documents, ASR, Underwriting File, Underwriting Instructions and Adjustments and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Underwriting File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, ASR, Underwriting Instructions and Adjustments or any other information provided to us, or that we were instructed to obtain, as applicable, by JP Morgan, on behalf of the Depositor, upon which we relied in forming our findings. We performed no procedures to compare any information contained in any Source Document or the ASR to any information contained in any other Source Document or the ASR. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) the ability of any Mortgage Loan borrower(s) to repay the Mortgage Loan, (c) questions of legal or tax interpretation or (d) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or JP Morgan, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	The value of the collateral securing the Mortgage Loan,
ii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iii.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

16 June 2021

Attachment A Page 1 of 3

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a floating rate commercial mortgage loan (the “Mortgage Loan”) secured by first priority mortgage liens on a portfolio of extended stay hotel properties (each, a “Collateral Property,” and collectively, the “Collateral Properties”).

Procedures performed and our associated findings

Operating Statement Comparison and Recalculation Procedures

1.	Using:
a.	Information on the Borrower Operating Statement Data Files and
b.	The Underwriting Instructions and Adjustments

for the Mortgage Loan, we compared, or recalculated and compared:

i.       The effective gross revenue or total revenues,

ii.       Total expenses and

iii.       Net operating income or net cash flow

for the Historical Periods that is shown in the Source Document(s) listed above (as applicable) to the corresponding information on the Underwriting File. We provided JP Morgan a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Omit non-cash and non-recurring revenues and expenses that are shown on the Borrower Operating Statement Data Files from the comparison of the information that is shown on the Underwriting File and
b.	Use a materiality threshold of +/- 3%, calculated as a percentage of the value as shown in the Source Document(s) listed above (as applicable), which is also below $10,000.

Historical Occupancy Comparison Procedures

2.	Using information on the Borrower Operating Statement Data Files for the Mortgage Loan, we compared the physical occupancy rates for the Historical Periods on the Borrower Operating Statement Data Files to the corresponding physical occupancy rates on the Underwriting File. We provided JP Morgan a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to use an absolute materiality threshold of +/- 0.5%.

Attachment A Page 2 of 3

Supporting Expense Comparison and Recalculation Procedures

3.	Using:
a.	Information in the Ground Rent Documents and
b.	The Underwriting Instructions and Adjustments

for the Mortgage Loan, we compared or recalculated and compared the ground rent expense of the Underwritten Period, as shown in the Source Document(s) listed above (as applicable), to the corresponding information on the Underwriting File. We provided JP Morgan a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to use a materiality threshold of +/-5%, calculated as a percentage of the value as shown in the Source Document(s) listed above (as applicable).

4.	Using:
a.	Information in the Tax Bills and
b.	The Underwriting Instructions and Adjustments

for the Sampled Collateral Properties, we compared the tax expense amounts for the Underwritten Period, as shown in the Source Document(s) listed above (as applicable), to the corresponding information on the Underwriting File. We provided JP Morgan a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

Using:

a.	Information in the Insurance Review File and
b.	The Underwriting Instructions and Adjustments

for the Mortgage Loan, we compared the insurance expense amount for the Underwritten Period, as shown in the Source Document(s) listed above (as applicable), to the corresponding information on the Underwriting File. We provided JP Morgan a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of these procedures, the Depositor instructed us to only identify differences where the tax expense and insurance expense amounts in the Source Document(s) listed above (as applicable) exceeded a -5% and -$10,000 variance from the corresponding amounts on the Underwriting File that were not explained in the Underwriting Instructions and Adjustments.

Attachment A Page 3 of 3

Underwritten Cashflow Comparison and Recalculation Procedures

5.	Using:
a.	Information on the Underwriting File,
b.	Information in the Source Documents,
c.	Information in the ASR and
d.	The Underwriting Instructions and Adjustments

for the Mortgage Loan, we recalculated and compared the underwritten revenue and expense line items on the Underwriting File (except for the “Real Estate Taxes” line item shown on the Underwriting File). We provided JP Morgan a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to use a materiality threshold for each underwritten revenue and expense line item of +/- 3%, calculated as a percentage of the value as shown on the Underwriting File, which is also below $25,000.

6.	Subsequent to the performance of the procedures described in the preceding Items, JP Morgan, on behalf of the Depositor, provided us with an updated Underwriting File for the Mortgage Loan, which included updated Underwriting Instructions and Adjustments. As instructed by the Depositor, we compared the results of the recalculations or comparisons for the Mortgage Loan that are described in the preceding Items to the corresponding information on the updated Underwriting File. All such compared information was in agreement. Attached as Exhibit 2 to Attachment A is a schedule for the Mortgage Loan (the “AUP Findings Schedule”), which contains the primary Source Documents for the Mortgage Loan that were used to perform the procedures described in the preceding Items above and the results of the comparison procedures described in the preceding two sentences of this Item.

Exhibit 1 to Attachment A

Sampled Collateral Properties

Chicago - Midway
Long Island - Bethpage
Chicago - O'Hare - North
Chicago - Rolling Meadows
White Plains - Elmsford
New York City - LaGuardia Airport
Chicago - Lansing
Chicago - Skokie
Chicago - Hillside
Chicago - O'Hare - South
Long Island - Melville
Miami - Airport - Blue Lagoon
Greenville - Woodruff Rd
Los Angeles - LAX Airport - El Segundo
Secaucus - New York City Area
Columbus - NE I-270
Ft. Lauderdale - Cruise Port - Airport
Miami - Brickell - Port of Miami
Norwalk - Stamford
Los Angeles - Burbank Airport
Los Angeles - LAX Airport
Fort Lauderdale - Davie
Boston - Waltham - 52 4th Ave
Secaucus - Meadowlands
Fishkill - Route 9
Boston - Burlington
Albany - SUNY
Los Angeles - Long Beach
Los Angeles - Woodland Hills
Ramsey - Upper Saddle River
Orange County - John Wayne Airport
Boston - Waltham - 32 4th Ave
Houston - Greenway Plaza
Fort Lauderdale - Tamarac
Fremont - Newark
Baltimore - Timonium
San Francisco - San Mateo - SFO
Meadowlands - East Rutherford
Fishkill - Westage Center
Seattle - Redmond
Hanover - Parsippany
San Diego - Hotel Circle

Exhibit 1 to Attachment A

Oakland - Emeryville
Phoenix - Midtown
Miami - Airport - Doral
Fort Lauderdale - Plantation
Edison - Raritan Center
San Ramon - Bishop Ranch - East
Union City - Dyer St.
San Rafael - Francisco Blvd East
Meadowlands - Rutherford
Houston - Med. Ctr. - Braeswood Blvd.
San Jose - Airport
Pleasant Hill - Buskirk Ave.
Seattle - Northgate
San Jose - Milpitas - McCarthy Ranch
Los Angeles - Torrance - Del Amo Circle
Newark - Woodbridge
Oakland - Alameda
Fort Lauderdale - Cypress Creek - Park North
San Jose - Downtown
Los Angeles - Torrance Harbor Gateway
Los Angeles - Monrovia
San Ramon - Bishop Ranch - West
Des Moines - Urbandale
Los Angeles - Northridge
Philadelphia - King of Prussia
Seattle - Bellevue - Factoria
Miami - Coral Gables
Santa Barbara - Calle Real
Fort Lauderdale - Deerfield Beach
Providence - East Providence
Los Angeles - Torrance
Miami - Airport - Miami Springs
Fort Lauderdale-Cypress Creek-Andrews Ave
Columbus - Tuttle
San Francisco - Belmont
Chicago - Westmont - Oak Brook
Boston - Braintree
St. Louis - Airport - Central
Cleveland - Beachwood - Orange Place - North
Philadelphia - Plymouth Meeting
Philadelphia - Horsham - Dresher Rd.
Nashville - Vanderbilt
Hartford - Manchester
San Jose - Mountain View

Exhibit 1 to Attachment A

Pittsburgh - West Mifflin
Piscataway - Rutgers University
Minneapolis - Woodbury
San Diego - Sorrento Mesa
Detroit - Ann Arbor - Briarwood Mall
Atlanta - Perimeter - Hammond Drive
Shelton - Fairfield County
Providence - West Warwick
Los Angeles - Arcadia
Hartford - Meriden
Los Angeles - Valencia
Miami - Airport - Doral - 87th Avenue South
San Jose - Sunnyvale
Miami - Airport - Doral - 25th Street
Phoenix - Biltmore
Columbus - Dublin
Red Bank - Middletown
Orlando - Convention Ctr - Int'l Drive Area
Boston - Woburn
Somerset - Franklin
San Francisco - San Carlos
Los Angeles - Carson
Syracuse - Dewitt
Providence - Warwick
Washington, D.C. - Reston
Richmond - Hilltop Mall
Austin - Southwest
Orange County - Anaheim Convention Center
Philadelphia - Bensalem
Memphis - Poplar Avenue
San Diego - Fashion Valley
San Antonio - Airport
Boston - Marlborough
Seattle - Bothell - Canyon Park
Denver - Aurora South
Providence - Airport
Washington, D.C. - Landover
Rochester - Greece
Pittsburgh - Carnegie
Boca Raton - Commerce
Denver - Tech Center - Central
Columbia - Ft. Jackson
Memphis - Wolfchase Galleria
Milwaukee - Wauwatosa

Exhibit 1 to Attachment A

Minneapolis - Airport - Eagan - North
Orange County - Cypress
Orange County - Irvine Spectrum
Des Moines - West Des Moines
Houston - Sugar Land
Orange County - Brea
Anchorage - Midtown
Tampa - Airport - N. Westshore Blvd.
Philadelphia - Horsham - Welsh Rd.
Detroit - Dearborn
Denver - Aurora North
Minneapolis - Eden Prairie - Valley View Road
Chicago - Buffalo Grove - Deerfield
Seattle - Kent
Seattle - Lynnwood
Los Angeles - San Dimas

Exhibit 2 to Attachment A

AUP Findings Schedule

Extended Stay America Trust 2021-ESH

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Documents listed (as applicable) for each Historical Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	Compare the physical occupancy rate for each Historical Period as shown in the Source Documents listed (as applicable) to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Operating Statement Data Files	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense as shown in the Source Documents listed (as applicable) to the corresponding amount on the Underwriting File for the Underwritten Period. Identify any variance above a 5% threshold.	Ground Rent Documents and Underwriting Instructions and Adjustments	No Exceptions Noted
4	Compare the tax expense amounts for the Sampled Collateral Properties and insurance expense amount as shown in the Source Documents listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the information on the Underwriting File, Source Documents, ASR and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASR and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable